REMUNERATION TO AUDITORS APPOINTED AT THE PARENT COMPANY'S ANNUAL GENERAL MEETING - Schedule of Auditor Remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Audit fees
Fees payable to the Company's auditor for the audit of the Company's annual accounts	$ 1.2	$ 1.2	$ 1.2
Audit of the Company's subsidiaries pursuant to legislation	0.1	0.1	0.1
Total audit fees	1.3	1.3	1.3
Non-audit fees
Audit-related services	0.4	0.5	0.1
Others	0.3	0.5	0.1
Total non-audit fees	0.7	1.0	0.2
Total	$ 2.0	$ 2.3	$ 1.5